SHORT TERM AND LONG TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short Term And Long Term Debt [Line Items]
Balance at December 31	$ 6,305	$ 15,848
Weighted average interest rate at December 31	0.37%	0.27%
Maximum amount outstanding at any month-end during the year	17,300	24,923
Average daily balance outstanding during the year	$ 13,516	$ 21,636
Average annual interest rate paid during the year	0.25%	0.33%